UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

The Penn Street Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

2240 RIDGEWOOD ROAD, SUITE 101  WYOMISSING, PA 19610

 (Address of Principal Executive Offices)  (Zip Code)

The Penn Street Fund, Inc.

Mr. David D. Jones, Esquire

395 Sawdust Road, #2148  The Woodlands, TX 77381

 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  866-207-5175

Date of fiscal year end: October 30

Date of reporting period: April 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Penn Street Fund, Inc.

Lighting the way
to your investment future

Semi-Annual Report April 30, 2009

Institutional Style Investing

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

THE PENN STREET FUND, INC.
BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

COMMON STOCK - 93.38%

Accident & Health Insurance - 5.07%
2,600	Aflac, Inc.	$ 75,114
3,600	Unum Group	58,824
		133,938

Agricultural Chemicals - 1.79%
1,100	Agrium, Inc.	47,322

Beverages - 0.98%
600	Coca-Cola Co.	25,830

Biological Products, (No Diagnostic Substances - 1.04%
600	Gilead Sciences, Inc.*	27,480

Bituminous Coal & Lignite Mining - 2.20%
2,200	Peabody Energy Corp.	58,058

Chemicals & Allied Products - 2.21%
1,200	FMC Corp.	58,476

Commercial Banks, NEC - 0.35%
1,000	Banco Santander, S.A.	9,150

Computer & Office Equipment - 7.18%
2,400	Hewlett-Packard Co.	86,352
1,000	International Business Machines Corp.	103,210
		189,562

Construction Machinery & Equipment - 2.05%
3,400	CNH Global NV*	54,264

Crude Petroleum & Natural Gas - 1.12%
1,500	Chesapeake Energy Corp.	29,565

Drilling Oil & Gas Wells - 4.12%
2,000	Ensco International, Inc.	56,560
775	Transocean, Inc.*	52,297
		108,857

Electric Services - 6.12%
2,000	American Electric Power Co., Inc.	52,760
2,000	Dominion Resources, Inc.	60,320
1,700	Edison International, Inc.	48,467
		161,547

Fats & Oils - 1.68%
1,800	Archer Daniels Midland Co.	44,316

Fire, Marine & Casualty Insurance - 4.84%
1,250	Ace Ltd.	57,900
1,700	Travelers Companies, Inc.	69,938
		127,838

Gas & Other Services Combined - 2.09%
1,200	Sempra Energy	55,224

Guided Missiles & Space Vehicles & Parts - 1.68%
1,000	Goodrich Corp.	44,280

Heavy Construction Other Than Building Const - Contractors - 2.94%
2,050	Fluor Corp.	77,634

Hospital & Medical Service Plans - 1.96%
1,800	Humana, Inc.*	51,804

Life Insurance - 2.00%
1,800	Torchmark Corp.	52,794

National Commercial Banks - 1.21%
1,000	Bank of America Corp.	8,930
1,000	Citigroup, Inc.	3,050
1,000	Wells Fargo & Co.	20,010
		31,990

Oil & Gas Field Machinery & Equipment - 1.72%
1,500	National Oilwell Varco, Inc.*	45,420

Petroleum Refining - 3.16%
1,500	Sunoco, Inc.	39,765
2,200	Valero Energy Corp.	43,648
		83,413

Pharmaceutical Preparations - 7.93%
1,500	Eli Lilly & Co.	49,380
2,800	Forest Labratories, Inc.*	60,732
4,000	Pfizer, Inc.	53,440
2,000	Schering-Plough Corp.	46,040
		209,592

Radio & TV Broadcasting & Communications Equipment - 1.73%
600	L-3 Communications Holdings, Inc.	45,690

Railroads, Line-Haul Operating - 3.13%
800	Norfolk Southern Corp.	28,544
1100	Union Pacific Corp.	54,054
		82,598

Retail-Eating Places - 2.42%
1,200	McDonalds Corp.	63,948

Retail - Family Clothing Stores - 2.94%
5,000	The Gap, Inc.	77,700

Retail - Grocery Stores - 1.50%
2,000	Safeway, Inc.	39,500

Retail - Variety Stores - 1.91%
1,000	Wal-Mart Stores, Inc.	50,400

Search, Detection, Navagation, Guidance, Aeronautical Systems - 2.08%
1,800	Harris Corp.	55,044

Services-Educational Services - 0.95%
400	Apollo Group, Inc.*	25,180

Ship & Boat Building & Repairing - 2.93%
1,500	General Dynamics Corp.	77,505

Surgical & Medical Instruments & Apparatus - 1.84%
1,000	Baxter International, Inc.	48,500

Water Transportation - 2.04%
2,000	Carnival Corp.*	53,760

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 4.47%
1,200	Amerisourcebergen Corp.	40,368
2,100	McKesson Corp.	77,700
		118,068

TOTAL FOR COMMON STOCK (Cost $2,606,222) - 93.38%		$ 2,466,247

EXCHANGE TRADED FUNDS - 4.52%
2,600	Health Care Select Sector SPDR	27,898
5,300	Technology Select Sector SPDR	91,425

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $193,317) - 4.52%		$ 119,323

SHORT TERM INVESTMENTS - 3.01%
79,391	Fidelity Institutional Money Market - Class I 1.30%** (Cost $79,391)	$ 79,391

TOTAL INVESTMENTS (Cost $2,878,930) - 100.91%		$ 2,664,961

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.91)%		(23,993)

NET ASSETS - 100.00%		$ 2,640,968

* Non-income producing security during the period.
** Variable rate security; the rate shown represents the yield at April 30, 2009.

	The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
Statement of Assets and Liabilities
April 30, 2009 (Unaudited)

Assets:
Investments, at Value (Cost $2,878,930)	$ 2,664,961
Cash	100
Receivables:
Dividends and Interest	2,003
Receivable for Securities Redeemed	58,778
Receivable from Advisor	13,290
Prepaid Expenses	9,231
Total Assets	2,748,363
Liabilities:
Payable for Securities Purchased	88,883
Accrued Advisory Fees	907
Accrued Transfer Agent Fees	2,563
Other Accrued Expenses	15,042
Total Liabilities	107,395
Net Assets	$ 2,640,968

Net Assets Consist of:
Paid In Capital (Note 6)	$ 4,398,736
Accumulated Undistributed Net Investment Income	8,040
Accumulated Realized Loss on Investments	(1,551,839)
Unrealized Depreciation in Value of Investments	(213,969)
Net Assets, for 362,784 Shares Outstanding, 1,000,000,000 shares authorized
with a $0.01 par value per share	$ 2,640,968

Net Asset Value and Redemption Price Per Share	$ 7.28

Maximum Offering Price Per Share ($7.28/94.5%)	$ 7.70

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
Statement of Operations
For the six months ended April 30, 2009 (Unaudited)

Investment Income:
Dividends	$ 34,011
Interest	511
Total Investment Income	34,522

Expenses:
Advisory Fees (Note 3)	12,636
Transfer Agent Fees	7,515
Miscellaneous Expenses	496
Audit Fees	5,951
12b-1 fees	3,159
Legal Fees	4,959
Custody Fees	1,207
Insurance Expense	992
Printing and Mailing Expense	992
Registration Fees	270
Total Expenses	38,177
Fees Waived and Reimbursed by the Advisor (Note 3)	(12,905)
Net Expenses	25,272

Net Investment Income	9,250

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(953,951)
Net Change in Unrealized Depreciation on Investments	642,081
Net Realized and Unrealized Loss on Investments	(311,870)

Net Decrease in Net Assets from Operations	$ (321,120)

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	4/30/2009	10/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 9,250	$ (2,365)
Net Realized Loss on Investments	(953,951)	(591,880)
Unrealized Appreciation (Depreciation) on Investments	642,081	(1,375,018)
Net Decrease in Net Assets Resulting from Operations	(302,620)	(1,969,263)

Distributions to Shareholders:
Net Investment Income	(1,212)	-
Realized Gains	-	(341,207)
Net Decrease in Net Assets from Distributions	(1,212)	(341,207)

Capital Share Transactions:
Proceeds from Sale of Shares - Class A	134,286	899,028
Shares Issued on Reinvestment of Dividends - Class A	1,210	340,730
Cost of Shares Redeemed - Class A	(146,520)	378,942
Net Increase from Capital Share Transactions	(11,024)	860,816

Net Assets:
Net Decrease in Net Assets	(314,856)	(1,449,654)
Beginning of Year	2,955,824	4,405,478
End of Year (Including undistributed net investment income of $9,250
and $0, respectively)	$ 2,640,968	$ 2,955,824

Share Transactions:
Shares Sold - Class A	18,835	72,755
Shares Issued on Reinvestment of Dividends - Class A	159	25,638
Shares Redeemed - Class A	(20,352)	(31,201)
Net Increase in Shares	(1,358)	67,192
Outstanding at Beginning of Year	364,142	296,950
Outstanding at End of Year	362,784	364,142

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
Financial Highlights
Selected data for a share outstanding throughout each year.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
Class A Shares	4/30/2009		10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004

Net Asset Value, at Beginning of Year	$ 8.12		$ 14.84	$ 13.08	$ 11.37	$ 11.04	$ 10.53

Income From Investment Operations:
Net Investment Income (Loss) *	(0.03)		(0.01)	(0.03)	0.03	0.04	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.81)		(5.58)	2.14	2.25	1.39	0.52
Total from Investment Operations	(0.84)		(5.59)	2.11	2.28	1.43	0.58

Distributions (Net Investment Income)	0.00		0.00	0.00	(0.03)	(0.09)	(0.01)
Distributions (Realized Gains)	0.00		(1.13)	(0.35)	(0.54)	(1.01)	(0.06)
Total Distributions	0.00		(1.13)	(0.35)	(0.57)	(1.10)	(0.07)

Net Asset Value, at End of Year	$ 7.28		$ 8.12	$ 14.84	$ 13.08	$ 11.37	$ 11.04

Total Return **	(10.19)%	(b)	(40.63)%	16.48%	20.70%	13.41%	5.49%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,641		$ 2,956	$ 4,405	$ 2,417	$ 1,547	$ 999
Before Waivers
Ratio of Expenses to Average Net Assets	3.02%	(a)	2.54%	3.54%	2.97%	3.64%	2.98%
Ratio of Net Investment Loss to Average Net Assets	(0.29)%	(a)	(0.59)%	(1.72)%	(0.78)%	(1.28)%	(0.42)%
After Waivers
Ratio of Expenses to Average Net Assets	2.00%	(a)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.73)%	(a)	(0.06)%	(0.18)%	0.19%	0.36%	0.56%
Portfolio Turnover	179%		138%	95%	114%	247%	107%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year. ** Assumes reinvestment of dividends. (a) Annualized (b) Not Annualized

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2009 (UNAUDITED)

Note 1. Organization

The Penn Street Fund, Inc. (the “Company”) is an open-end, management investment company that was organized as a corporation in the State of Maryland on July 6, 1995. The Company is currently authorized to issue one billion (1,000,000,000) shares of common stock, par value $0.01, and may issue such shares in multiple series and classes. The Company currently issues shares in one series, the Berkshire Advisors Select Equity Portfolio (the “Fund”). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is classified as a "non-diversified" mutual fund under the Investment Company Act of 1940 (“1940 Act”).

The Fund seeks to maximize total investment return by investing in a focused portfolio of predominately large capitalization stocks (greater than $6 billion).

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in accordance with accounting principles generally accepted in the United States of America.

Security Valuation- The Fund’s investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Securities included in the NASDAQ National Market System are valued at the NASDAQ official closing price. Other securities traded in the over-the-counter market, and listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities for which no quotations are readily available or for which the Fund's investment advisor believes the valuation does not reflect market value are valued at fair value as determined in good faith by the Fund's investment advisor under the supervision of the Board of Directors. Short-term investments are valued at amortized cost, which approximates fair market value. The Fund may value their held securities by using an independent pricing service.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's assets carried at fair value:

     THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2009 (UNAUDITED)

                                                                              Investments                  Other Financial

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                         $2,664,961                          $         -

Level 2 – Significant Other Observable Inputs                       -                                     -

Level 3 – Significant Unobservable Inputs                             -                                     -

Total                                                                       $2,664,961                          $         -

Federal Income Taxes- No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Management has concluded that as of April 30, 2009, there were no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

As of and during the period ended April 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities before 2005.

Investment Transactions- Investment transactions are recorded based on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities, if any, are amortized/accreted to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

Distributions to Shareholders- The Fund generally declares dividends annually, on a date selected by the Fund's Board of Directors. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending October 31.

Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications- Under the Fund's organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provided general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 3. Investment Management Agreement

Berkshire Advisors, Inc., 2240 Ridgewood Road, Wyomissing, Pennsylvania 19610, serves as investment advisor to the Fund. For its services to the Fund, the Advisor receives an annual fee of 1.00%, calculated daily and paid monthly, based on the average daily net assets of the Fund. For the six months ended April 30, 2009, the Advisor earned a fee of $12,636 from the Fund for Advisory services.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2009 (UNAUDITED)

The Advisor has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) in order to attempt to maintain a net total annual operating expense ratio of 2.00%. However, in the event the Advisor does undertake such waivers and/or reimbursements, the Advisor may recover such waived fees and/or reimbursed expenses, at the Advisors discretion, at any time for a period of thirty-six months subsequent to the time such waiver or reimbursement is made. This commitment to waive fees is voluntary and can be terminated at any time. For the six months ended April 30, 2009 the Advisor waived and reimbursed $12,905 of its Advisory fees. The Fund has agreed that any operating  expenses of the Fund reimbursed or waived by the Advisor shall be repaid to the Advisor by the Fund in the first, second and third fiscal years following the period ending October 31, 2008 if the total  expenses  for the Fund for each such year or years,  after  giving effect to the repayment,  do not exceed 2.00% of the average daily net assets  (or any  lower  expense  limitation  or limitations  to which the Advisor may agree).  At April 30, 2009, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Amount
October 31, 2007	October 31, 2010	$26,737
October 31, 2008	October 31, 2011	$21,794
October 31, 2009	October 31, 2012	$12,905

Note 4. Related Party Transactions

Jay R. Kemmerer is the control person of the Advisor and also serves as a director and officer of the Company.  Mr. Kemmerer receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund. Certain officers and directors of the Fund are also officers and/or directors of the Advisor. David Jones of Drake Compliance is a director of the Fund and acts as the compliance officer as well as legal counsel for the Fund. Greg Getts of Mutual Shareholder Services acts as the assistant Secretary for the Fund and is also President of the Transfer Agent.

Note 5. Distribution Plan

The Fund's Board of Directors has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under the 1940 Act.  The Distribution Plans provide for fees to be deducted from the average net assets of the Fund in order to compensate Unified Financial Services, Inc. (“UFSI”), the distributor, and other eligible entities for expenses relating to the promotion and sale of Fund shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the Class A Plan, the Class A shares compensate UFSI and other eligible entities for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of the Fund's average daily net assets attributable to Class A shares. During the six months ended April 30, 2009, distribution fees of $3,159 were paid by the Fund for Class A shares.

The Distribution Plans provide that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents.

Note 6. Capital Stock

The Fund is authorized to issue one billion of shares with $0.01 par value of separate series.  Paid in capital at April 30, 2009 was $4,398,736 representing 362,784 shares outstanding.

Note 7. Investment Transactions

For the six months ended April 30, 2009, purchases and sales of investment securities other than U.S. Government obligations, aggregated $2,472,243 and $2,441,346, respectively.  There were no purchases and sales of U.S. Government obligations.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2009 (UNAUDITED)

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at April 30, 2009 was $2,878,930.

At April 30, 2009, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Depreciation
$162,081	($376,050)	($213,969)

As of April 30, 2009, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed ordinary income	$ 8,040
Unrealized depreciation on investments	(213,969)
($205,929)

For federal income tax purposes the Fund paid an ordinary income distribution of $0.0034, which amounted to $1,212 for the six months ended April 30, 2009.

Dividends and Distributions to Shareholders- The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the  allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

Note 9. New Accounting Pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

THE PENN STREET FUND, INC.
BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
Expense Illustration
April 30, 2009 (Unaudited)

Expense Example

As a shareholder of the Berkshire Advisors Select Equity Fund, you incur two types of costs: 1) transaction costs, which may include sales charges (loads) on purchase payments and 2) ongoing costs which typically consist of  maagement fees, 12b-1 fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (n dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire priod, November 1, 2008 through April 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	November 1, 2008	April 30, 2009	November 1, 2008 to April 30, 2009

Actual	$1,000.00	$898.06	$9.41
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.88	$9.99

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

DIRECTORS AND OFFICERS

APRIL 30, 2009 (UNAUDITED)

DIRECTORS AND OFFICERS

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Company.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Mr. Jay R. Kemmerer 2240 Ridgewood Road, Wyomissing, PA 19610 49	Director, President, Treasurer; Indefinite. Since January, 2007.

President, Berkshire Advisors, Inc. Registered Investment Advisor - 2002 – present. President, Kemmerer & Co. Financial Planning - 1992 – Present. President, Jay R. Kemmerer d/b/a Berkshire Mortgage Company-Mortgage Broker Business 1998 - present

Mr. David Jones 719 Sawdust Road, Suite 113, The Woodlands, TX 77380 51	Director, Secretary, Chief Compliance Officer; Indefinite. Since February, 2007.

President, David D. Jones, Esq. & Assoc., P.C., a law firm - 1998 – present. Managing Member, Drake Compliance, LLC, a compliance consulting firm- 2004 – present. BA in Economics, The University of Texas at Austin- 1983 JD (cum laude), Saint Mary's University School of Law- 1994

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

DIRECTORS AND OFFICERS

APRIL 30, 2009 (UNAUDITED)

The following table provides information regarding each Director who is not  an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Mr. Michael Ricca 11 Chillemi Ct Berlin, NJ 46	Independent Director; Indefinite. Mr. Ricca was voted as an Independent Director of the Company at the September, 2007 board meeting

President, Cornerstone Property Group LLC-- September 2002 - Present. Self-Employed CPA -- Nov. 1993-2002.  Assistant Manager, Tax Examinations, Smithkline Beecham Corp. --July 1990-Nov. 1993.  Senior Tax Associate, Coopers and Lybrand --July 1986-1990.  MS in Taxation, Temple University--June 1991. BS in Business Administration, Drexel University--June 1985

Mr. Nelson H. Long 322 Oak Hill Lane, Wyomissing, PA 19610 69	Independent Director; Indefinite. Mr. Long has served as an Independent Director since February, 2007.	Treasurer, County of Berks, PA - 2000 – present. BA, History & Political Science, Rutgers University- 1962. MBA, Accounting, Rutgers University- 1965
Mr. Raymond Melcher 3400 Wyoming Drive N., Sinking Spring, PA 19608 57	Independent Director; Indefinite. Mr. Rehr has served as an Independent Director since March, 2009.

Managing Principal of Marathon Business Group, President of Family Mobility, LLC -- 2005 - Present.  Chairman, President & CEO of Leesport Financial (Now Vist Financial) – 1998 – 2005.  MBA, St. Joesph’s University.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

ADDITIONAL INFORMATION

APRIL 30, 2009 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the directors and is available, without charge, upon request.  You may call toll-free (800) 839-6587 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request (1) by calling the Fund at (800) 839-6587 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 839-6587.

Board of Directors and Officers

Jay R. Kemmerer

David Jones

Michael Ricca

Nelson H. Long

Investment Adviser

Berkshire Advisors, Inc.

2240 Ridgewood Road, Suite 101

Wyomissing, PA 19610

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

            8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

Huntington National Bank

7 Easton Oval – EA4E95

Columbus, OH 43219

Independent Auditors

Briggs, Bunting & Dougherty, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Legal Counsel

David Jones & Associates

395 Sawdust Rd. #2148

The Woodlands, TX 77381

This report is provided for the general information of the shareholders of The Penn Street Fund, Inc. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.  You may obtain a current copy of the Fund’s prospectus by calling 1-800-839-6587.  Distributed by Unified Financial Services, Inc., Indianapolis, IN.  (Member FINRA)

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of August 26, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Penn Street Fund, Inc.

By /s/Jay R. Kemmerer

     Jay R. Kemmerer

     President and Treasurer

Date: July 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jay R. Kemmerer

     Jay R. Kemmerer

     President and Treasurer